Condensed Financial Information of the Parent Company - Schedule of Parent Company Statements of Cash Flows (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (8,002,644)	$ (11,519,933)	$ (11,531,781)
Share-based compensation		129,690	1,847,926
Equity in losses of subsidiaries and VIE	7,421,796	10,923,835	8,605,535
Prepaid expenses and other current assets			103,790
Accounts payable	211,000
Other payable	96,000
Net cash used in operating activities	(273,848)	(466,408)	(974,530)
CASH FLOWS FROM FINANCING ACTIVITIES:
Due from subsidiaries and VIE	290,910	109,959	829,619
Investment in subsidiaries and VIE			(9,610,000)
Net cash provided by (used in) investing activities	290,910	109,959	(8,780,381)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of Ordinary Shares			9,883,241
Proceeds from related party loans		190,500	31,381
Net cash provided by financing activities		190,500	9,914,622
CHANGES IN CASH	17,062	(165,949)	159,711
Cash and restricted cash, beginning of year	3,600	169,549	9,838
Cash and restricted cash, end of year	$ 20,662	$ 3,600	$ 169,549